Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 19, 2019	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Current portion of debt			$ 1,498		$ 1,504
Non-current portion of debt			211,306		191,596
Rent expense			3,677	$ 3,305
Purchase commitments			41,365
Deposit payment			2,000		2,000
Starry, Inc [Member]
Commitments And Contingencies [Line Items]
Current portion of debt					1,504	$ 29,875
Non-current portion of debt					191,596	133,932
Purchase commitments					33,351
Deposit payment					2,000	0
Deferred Cost					5,225
2020 Strategic Partner Arrangement
Commitments And Contingencies [Line Items]
Strategic partner arrangement term		10 years
Financial obligation			9,032
Current portion of debt			412
Non-current portion of debt			8,620
Reimbursable expenses owned by third party			$ 494
2020 Strategic Partner Arrangement | Starry, Inc [Member]
Commitments And Contingencies [Line Items]
Strategic partner arrangement term	10 years
Financial obligation					5,227
Current portion of debt					525
Non-current portion of debt					4,702
Reimbursable expenses owned by third party					219
Rent expense					$ 13,583	$ 8,011
Renewable of Strategic Partner Arrangement Term	5 years